Accounting Principles - Summary of Operating lease commitments disclosed under IAS 17 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Schedule Of Operating Lease Commitments Under IAS17 [Abstract]
Sale and lease-back agreement	$ 31,668
Facility lease agreements	28,230
Total	59,898
-Discounting impact & assumption changes	(18,966)
-Facility lease termination	(4,220)
-Other	101
Total lease debt	$ 1,018	$ 46,540